Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
Revenue from Contracts with Customers

13. Revenue from Contracts with Customers

(1) Details of revenue from contracts with customers based on the service contract type and the timing of satisfaction of performance obligations are as follows:

	2019		2018
	(In millions of Korean won)
Service contract
Subscription contract	~~W~~	310,006	~~W~~	260,888
Licensing contract		34,219		18,054
Others		16,742		7,828
		360,967		286,770
Timing of satisfaction of performance obligations
At a point in time		175		8
Over time		360,792		286,762
	~~W~~	360,967	~~W~~	286,770

(2) Accounts receivables, incremental costs of obtaining a contract, and contract liabilities related to contracts with customers as of December 31, 2019 and December 31, 2018 are as follows:

	December 31, 2019		December 31, 2018
	(In millions of Korean won)
Accounts receivables	~~W~~	32,253	~~W~~	60,664
Incremental costs of obtaining a contract (Prepaid expenses)		998		2,036
Contract liabilities (Deferred revenue)
Subscription revenue		8,742		12,017
Royalties and Licensing fees		1,403		7,223
Website & Application development		701		834
	~~W~~	10,846	~~W~~	20,074

(3) Changes in contract liabilities for the years ended December 31, 2019 and 2018 are as follows:

	2019		2018
	(In millions of Korean won)
Balance at January 1	~~W~~	20,074	~~W~~	22,681
Increase related to subscription revenue		66,232		12,017
Increase related to royalties and licensing fees		—		540
Increase related to website & application development contract		5,038		834
Decrease upon satisfaction of performance obligations - subscription revenue		(69,507)		(12,409)
Decrease upon satisfaction of performance obligations -royalties and licensing fees		(5,407)		(3,066)
Decrease due to termination of contract		(413)		(495)
Decrease upon satisfaction of performance obligations - website & application development		(5,171)		(28)
Balance at December 31	~~W~~	10,846	~~W~~	20,074

The amount of revenue recognized from previous period’s contract liabilities satisfied during the year ended December 31, 2019 is Korean Won 16,476 million.

(4) Transaction price allocated to unsatisfied performance obligations as of December 31, 2019 and 2018 are as follows:

	December 31, 2019		December 31, 2018
	(In millions of Korean won)
Subscription revenue	~~W~~	8,742	~~W~~	12,017
Royalties and Licensing fees		1,403		7,223
Website & Application development		701		834

The Group’s management expects to recognize 99% (Korean Won 10,748 million) of the transaction price allocated to contracts that have not been performed as of December 31, 2019 as revenue within 12 months. The remaining 1% (Korea Won 98 million) is expected to be recognized as revenue thereafter. The amounts disclosed above do not include variable consideration which is constrained.

(5) Details of incremental costs of obtaining a contract recognized as assets as of and for the years ended December 31, 2019 and 2018 are as follows:

	December 31, 2019		December 31, 2018
	(In millions of Korean won)
Incremental costs of obtaining a contract	~~W~~	998	~~W~~	2,036
	2019		2018
Amortization costs recognized as cost of revenues	~~W~~	2,036	~~W~~	2,231